Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Significant Accounting Policies [Line Items]
Number of primary business units that generate majority of revenues	2
Maximum limit of individual homogeneous loans collective evaluation for impairment and excluded from impaired loan disclosures	250,000
Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Software, useful life, minimum	3
Software, useful life, maximum	10
Building
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	10
Charge for depreciation, range of life, maximum	30
Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	3
Charge for depreciation, range of life, maximum	10
Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, maximum	15
Range of life, minimum	The shorter of the lease term or 15 years
Lower Limit
Significant Accounting Policies [Line Items]
Days contractually past due for interest and principal and the loan is not well-secured and in the process of collection	90 days
Period for which troubled debt restructurings with modified terms is performing before ceasing to be classified as impaired loan	6 months
Upper Limit
Significant Accounting Policies [Line Items]
Current loans and leases policy period	29 days
Personal Financial Services
Significant Accounting Policies [Line Items]
Services provided by business units, states	18